Stockholders Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders Equity
Number of shares Warrant outstanding beginning balance	471,858	631	669
Number of shares Warrants Granted	21,752,409	1,192,727
Number of shares Warrants Exercised	(56,408)
Number of shares Warrants Forfeited	(474)	(721,500)	(38)
Number of shares Warrant outstanding ending balance	25,042,797	471,858	631
Weighted average exercise price per Share outstanding beginning balance	$ 7.04	$ 480.00	$ 1,439.20
Weighted average exercise price per Share Granted	0		0
Weighted average exercise price per Share Forfeited	0		0
Weighted average exercise price per Share outstanding ending balance	$ 1.92	$ 7.04	$ 480.00
Weighted average life years per Share outstanding beginning balance	4 years 9 months 29 days	1 year 10 months 24 days	2 years 9 months 14 days
Weighted average life years per Share outstanding ending balance	2 years 11 months 12 days	4 years 9 months 29 days	1 year 10 months 24 days